S-K 1603(a) SPAC Sponsor - USD ($)	Jul. 24, 2026	Aug. 06, 2021
Spac Sponsor Line Items
SPAC Sponsor Name	AEI Capital SPAC Venture II LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Our Sponsor is AEI Capital SPAC Venture II LLC, a limited liability company incorporated in the Cayman Islands owned by AEI CapForce Venture II (Labuan) LLP and AEI CapForce Venture IV (Labuan) LLP, private investment funds advised by European Credit Investment Bank Ltd. and managed by AEI Fund Management Co. Ltd., a fund management holding company owned by AEI Capital Ltd., which is headquartered in Kuala Lumpur, Malaysia, with satellite offices in Singapore, Hong Kong, London, Washington DC and Labuan and focuses on technology enabled products and solutions to identify, harness and develop key trends relevant to their customers and markets with CapForce International Holdings Ltd. serving as the financial advisor to AEI Capital SPAC Venture II LLC. As of the date of this prospectus, other than Mr. John Tan, no other person has a direct or indirect material interest in our Sponsor. In addition, our independent director nominees have received from our sponsor Class B ordinary shares for their services as a director, which will vest upon the Closing of this offering. Other than our management team, none of the other members of our sponsor will participate in our company’s activities.
AEI Capital SPAC Venture II LLC [Member]
Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to our formation and initial public offering and to identifying, investigating and completing an initial business combination
Price Paid or to be Paid for Securities, Total Amount	$ 900,000
AEI Capital SPAC Venture II LLC [Member] | Founder Shares [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		2,875,000
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Price Paid or to be Paid for Securities, Per Share		$ 0.01
AEI Capital SPAC Venture II LLC [Member] | Public Units [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share	$ 10.03